CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		$ 60,045,146	¥ 422,045,319	¥ 541,487,420		¥ 580,016,414
COST OF REVENUES		(44,562,685)	(313,222,200)	(387,719,164)		(406,026,720)
GROSS PROFIT		15,482,461	108,823,119	153,768,256		173,989,694
OPERATING EXPENSES
Selling expenses		(312,460)	(2,196,223)	(2,198,718)		(2,760,388)
General and administrative expenses		(2,983,312)	(20,969,091)	(19,744,131)		(24,916,851)
Research and development expenses		(9,002,932)	(63,279,810)	(111,688,665)		(161,191,572)
Stock compensation expenses						(117,415,639)
Impairment loss for goodwill						(106,274,006)
Impairment loss for long-lived assets						(6,602,198)
Total operating expenses		(12,298,704)	(86,445,124)	(133,631,514)		(419,160,654)
(LOSS)/INCOME FROM OPERATIONS		3,183,757	22,377,995	20,136,742		(245,170,960)
OTHER INCOME/(EXPENSE)
Investment (loss)/income		18,815,722	132,251,951	12,389,436		(27,925,753)
Interest income		235,608	1,656,042	26,839,592		3,883,115
Finance expenses, net		(535,330)	(3,762,728)	(785,213)		(613,232)
Other income/(expense), net		(66,844)	(469,838)	(47,655)		1,127,156
Loss from bad debt		(2,441,384)	(17,160,000)
Total other (expense)/income, net		16,007,772	112,515,427	38,396,160		(23,528,714)
(LOSS)/INCOME BEFORE INCOME TAXES		19,191,529	134,893,422	58,532,902		(268,699,674)
BENEFIT OF/(PROVISION FOR) INCOME TAXES
Current		(1,043,453)	(7,334,225)	(5,590,543)		(166,476)
Deferred		390	2,740	(547,502)		2,666,910
Total benefit of/(provision for) income tax		(1,043,063)	(7,331,485)	(6,138,045)		2,500,434
NET (LOSS)/INCOME		18,148,466	127,561,937	52,394,857		(266,199,240)
Less: Net income attributable to non-controlling interests		1,942,651	13,654,506	13,790,099		2,014,100
NET (LOSS)/INCOME ATTRIBUTABLE TO MICRO ALGO INC.		16,205,815	113,907,431	38,604,758		(268,213,340)
NET (LOSS)/INCOME		18,148,466	127,561,937	52,394,857		(266,199,240)
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation adjustment		(7,021,189)	(50,151,501)	5,004,259		(57,547,208)
COMPREHENSIVE (LOSS)/INCOME		11,127,277	77,410,436	57,399,116		(323,746,448)
Less: Comprehensive income attributable to non-controlling interests		1,942,651	13,654,506	13,790,099		2,014,100
COMPREHENSIVE (LOSS)/INCOME ATTRIBUTABLE TO MICRO ALGO INC.		$ 9,184,626	¥ 63,755,930	¥ 43,609,017		¥ (325,760,548)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES1
Basic	[1]	7,659,818	7,659,818	3,669,215		22,810
Diluted	[1]	7,659,818	7,659,818	9,664,959		22,810
(LOSS)/EARNINGS PER SHARE1
Basic | (per share)	[1]	$ 2.12	¥ 14.87	¥ 10.52		¥ (11,758.59)
Diluted | (per share)		$ 2.12	¥ 14.87	¥ 3.99	[1]	¥ (11,758.59)	[1]
Service [Member]
OPERATING REVENUES
Total operating revenues		$ 60,045,146	¥ 422,045,319	¥ 541,487,420		¥ 569,906,586
Product [Member]
OPERATING REVENUES
Total operating revenues						¥ 10,109,828

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, 20 to 1, and 30 to 1) effective March 22, 2024, December 13, 2024 and July 16, 2025.